Provision for credit loss allowance	12 Months Ended
Dec. 31, 2024
Provision for allowance for credit loss [Abstract]
Provision for allowance for credit loss

40.	Provision for credit loss allowance
Provision for credit loss allowance on financial assets for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Allowance provided:
Loans at amortized cost	~~W~~	(1,244,351)	(2,114,442)	(1,862,013)
Other financial assets at amortized cost		(32,831)	(90,770)	(113,662)
Securities at fair value through other comprehensive income		—	(2,271)	—
Unused credit line and financial guarantee		(19,106)	(37,156)	(41,910)
Securities at amortized cost		(538)	—	—

		(1,296,826)	(2,244,639)	(2,017,585)

Allowance reversed:
Securities at fair value through other comprehensive income	~~W~~	5,013	—	2,699
Securities at amortized cost		—	136	1,612

		5,013	136	4,311

	~~W~~	(1,291,813)	(2,244,503)	(2,013,274)